Investment Objectives and Goals	Sep. 24, 2025
T-REX 2X Long BRR Daily Target ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BRR DAILY TARGET ETF
T-REX 2X LONG LMND DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG LMND DAILY TARGET ETF
T-REX 2X LONG OSCR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG OSCR DAILY TARGET ETF
T-REX 2X LONG OUST DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG OUST DAILY TARGET ETF
T-REX 2X LONG SPOT DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SPOT DAILY TARGET ETF
T-REX 2X LONG SYM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG SYM DAILY TARGET ETF
T-REX 2X LONG RDW DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG RDW DAILY TARGET ETF
T-REX 2X LONG UNH DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG UNH DAILY TARGET ETF
T-REX 2X LONG VOYG DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG VOYG DAILY TARGET ETF
T-REX 2X LONG ETOR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG ETOR DAILY TARGET ETF
T-REX 2X LONG CHYM DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG CHYM DAILY TARGET ETF
T-REX 2X LONG BMNR DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG BMNR DAILY TARGET ETF
T-REX 2X LONG APLD DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X LONG APLD DAILY TARGET ETF
T-REX 2X INVERSE CRWV DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE CRWV DAILY TARGET ETF
T-REX 2X INVERSE CRCL DAILY TARGET ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – T-REX 2X INVERSE CRCL DAILY TARGET ETF